Consolidated Statement of Financial Position - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 4,328	$ 4,262
Accounts receivable	2,600	3,663
Other financial assets	2,022	292
Inventories	3,926	3,349
Prepaid income taxes	781	159
Recoverable taxes	1,172	1,625
Others	538	628
Total current assets other than non-current assets held for sale	15,367	13,978
Non-current assets held for sale	3,587	8,589
Total current assets	18,954	22,567
Non-current assets
Judicial deposits	1,986	962
Other financial assets	3,232	626
Prepaid income taxes	530	527
Recoverable taxes	638	727
Deferred income taxes	6,638	7,343
Others	267	276
Total non-current assets excluding investments, intangible assets and property, plant and equipment	13,291	10,461
Investments in associates and joint ventures	3,568	3,696
Intangibles	8,493	6,871
Property, plant and equipment	54,878	55,419
Total non current assets	80,230	76,447
Total assets	99,184	99,014
Current liabilities
Suppliers and contractors	4,041	3,630
Loans and borrowings	1,703	1,660
Other financial liabilities	374	767
Taxes payable	697	657
Provision for income taxes	355	171
Liabilities related to associates and joint ventures	326	292
Provisions	1,394	952
Dividends and interest on capital	1,441	816
Others	1,604	1,197
Total current liabilities	11,935	10,142
Liabilities associated with non-current assets held for sale	1,179	1,090
Total current liabilities	13,114	11,232
Non-current liabilities
Loans and borrowings	20,786	27,662
Other financial liabilities	2,894	2,087
Taxes payable	4,890	4,961
Deferred income taxes	1,719	1,700
Provisions	7,027	5,748
Liabilities related to associates and joint ventures	670	785
Deferred revenue - Gold stream	1,849	2,090
Others	1,463	1,725
Total non current liabilities	41,298	46,758
Total liabilities	54,412	57,990
Stockholders' equity
Equity attributable to Vale's stockholders	43,458	39,042
Equity attributable to noncontrolling interests	1,314	1,982
Total stockholders' equity	44,772	41,024
Total liabilities and stockholders' equity	$ 99,184	$ 99,014